Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Cost of Sale
COST OF SALES
Salaries and wages	(392.8)	(414.7)	(388.1)
Consumable stores	(280.0)	(346.7)	(346.3)
Utilities	(148.3)	(150.1)	(169.8)
Mine contractors	(365.3)	(307.4)	(308.4)
Other	(204.4)	(207.6)	(163.1)

Cost of sales before gold inventory change and amortisation and depreciation	(1,390.8)	(1,426.5)	(1,375.7)
Gold inventory change	16.2	69.5	45.9

Cost of sales before amortisation and depreciation	(1,374.6)	(1,357.0)	(1,329.8)
Amortisation and depreciation	(668.4)	(748.1)	(671.4)

Total cost of sales	(2,043.0)	(2,105.1)	(2,001.2)